Financial Instruments - Summary of Maximum Exposure to Credit Risk for Trade and Subscriber Receivables, Other Assets and Cash and Cash Equivalent Arising from Sales Transactions Including those Classified as Due from Related Parties (Detail) - TRY (₺)
₺ in Thousands
	Dec. 31, 2018	Jan. 01, 2018
Contract assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for contract assets	₺ 715,441	₺ 514,223
Contract assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for contract assets	7,370	5,128
Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	10,426,236	7,580,657
Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	730,811	661,928
Not past due [member] | Contract assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for contract assets	715,441	514,223
Not past due [member] | Contract assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for contract assets	7,370	5,128
Not past due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	8,656,954	6,021,990
Not past due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	24,864	24,936
More Than 30 Days Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	214,351	194,517
More Than 30 Days Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	4,567	6,136
More Than 60 Days Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	80,762	81,804
More Than 60 Days Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	5,238	5,662
More Than 90 Days Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	57,761	35,799
More Than 90 Days Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	4,900	4,279
More Than 120 Days Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	43,038	52,851
More Than 120 Days Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	6,368	9,766
More Than 150 Days Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	25,543	20,493
More Than 150 Days Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	6,028	7,076
More Than150 Days -3 years Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	755,982	823,359
More Than150 Days -3 years Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	214,893	323,124
More Than 3 - 4 years Past Due [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	272,547	208,127
More Than 3 - 4 years Past Due [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	182,431	158,198
More Than 4 - 5 years Past Dues [member] | Other assets [member] | Cost [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	319,298	141,717
More Than 4 - 5 years Past Dues [member] | Other assets [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Risk for trade and subscriber receivables, other assets and cash and cash equivalent	₺ 281,522	₺ 122,751